Loans Payable (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Debt Disclosure [Abstract]
Schedule of Loans Payable

			Outstanding Balances
Facility Name	Maturity Date	Total Facility Amount	March 31, 2016	June 30, 2015

Line of Credit Promissory Note (the "Note")	10/24/17	$20,000	$19,666	$19,516
Unsecured Demand Loans (the "Loans")	On Demand	—	—	1,575
Line of Credit Grid Note (the "Grid Note")	12/31/16	10,000	4,563	3,000
Secured Line of Credit (the "Secured Revolving Loan")	12/31/16	1,500	1,500	—
Secured Line of Credit (the "Secured Revolving Line of Credit")	12/31/16	500	88	—
MGT Promissory Notes (the "MGT Promissory Notes")	07/31/16	2,109	941	$—
Kuusamo Promissory Notes (the Kuusamo Promissory Notes")	03/08/16	141	124	$—
Total Loans Payable			$26,882	$24,091

		Total	Outstanding Balances
Facility Name	Maturity Date	Facility Amount	June 30, 2015	June 30, 2014

Term Loan Agreement ("DB Line")	Retired	$15,000	$—	$15,000
Line of Credit Promissory Note (the "Note")	10/24/17	20,000	19,516	—
Unsecured Demand Loans (the "Loans")	On Demand	1,575	1,575	—
Line of Credit Grid Note (the "Grid Note")	12/31/16	10,000	3,000	—

Total Loans Payable			$24,091	$15,000

Schedule of Long-term Debt Instruments
During the year ended June 30, 2015, Mr. Sillerman made the following demand loans (the "Loans") to the Company:

Date	Amount

12/19/2014	$2,000
1/14/2015	2,000
1/30/2015	2,000
2/13/2015	750
2/26/2015	1,000
3/2/2015	1,000
3/16/2015	3,000
4/20/2015	1,000
5/5/2015	500
5/14/2015	325

Total	$13,575

During the year ended June 30, 2015, Mr. Sillerman made the following demand loans (the "Loans") to the Company:

Date	Amount

December 19, 2014	$2,000
January 14, 2015	2,000
January 30, 2015	2,000
February 13, 2015	750
February 26, 2015	1,000
March 2, 2015	1,000
March 16, 2015	3,000
April 20, 2015	1,000
May 5, 2015	500
May 14, 2015	325

Total	$13,575

Schedule of Line of Credit Facilities
The Company made requests for advances under the Grid Note, and SIC IV made advances to the Company as follows:

Date	Amount

6/11/2015	$1,000
6/24/2015	2,000
7/31/2015	1,000
8/31/2015	2,000
9/15/2015	1,000
9/29/2015	1,000
10/13/2015	500
10/30/2015	600
11/25/2015	1,000

Total	$10,100
During the three months ended December 31, 2015, Perk made two advances to the Company as follows:

Date	Amount

12/14/2015	$667
12/23/2015	333

Total	$1,000